OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 4:-       OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2014	2013

Prepaid expenses	501	492
Government authorities	58	1,172
Accrued interest	143	57
Receivables from foreign currency derivative contracts	141	-
Other	15	10

	$858	$1,731